TRADE PAYABLES AND OTHER - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Trade and other payables [abstract]
Revenue recognized related to contract liabilities	€ 24	€ 11
Deferred revenue related to contract liabilities	€ 15	€ 27